Integration and Restructuring Costs - Narrative (Details)	3 Months Ended	12 Months Ended
	Apr. 30, 2016 USD ($) Position	Apr. 30, 2016 USD ($) lease	Apr. 30, 2015 USD ($)	Apr. 30, 2014 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost			$ 263,600,000
Total restructuring charges		$ 0	15,400,000	$ 20,800,000
Cost of products sold - restructuring and merger and integration			1,100,000	$ 5,100,000
Big Heart [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost	$ 275,000,000	275,000,000
Restructuring and related cost, expected noncash charge	50,000,000	50,000,000
Restructuring and related cost, incurred cost		145,200,000
Restructuring costs incurred announcement-to-date	181,200,000	181,200,000
Restructuring and related cost, noncash charge incurred to date	24,600,000	24,600,000
Restructuring and related cost, incurred noncash charge	18,900,000	18,900,000
Employee Severance [Member] | Big Heart [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost	120,000,000	120,000,000
Restructuring and related cost, incurred cost		52,400,000
Restructuring costs incurred announcement-to-date	65,800,000	65,800,000
Restructuring and related cost obligations	13,400,000	13,400,000	$ 6,000,000
Outside Services and Consulting [Member] | Big Heart [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost	100,000,000	100,000,000
Restructuring and related cost, incurred cost		56,000,000
Restructuring costs incurred announcement-to-date	72,100,000	72,100,000
Other Restructuring [Member] | Big Heart [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost	55,000,000	55,000,000
Restructuring and related cost, incurred cost		36,800,000
Restructuring costs incurred announcement-to-date	43,300,000	43,300,000
Organization Optimization Program [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost	40,000,000	40,000,000
Restructuring and related cost, expected noncash charge	8,000,000	8,000,000
Restructuring costs incurred announcement-to-date	$ 1,300,000	$ 1,300,000
Reduction in positions due to restructuring | Position	125
Restructuring and related costs, number of leases exited | lease		2
Minimum [Member] | Organization Optimization Program [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost remaining	$ 15,000,000	$ 15,000,000
Maximum [Member] | Organization Optimization Program [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost remaining	$ 17,000,000	$ 17,000,000